Short-term Borrowings - Other Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Borrowings [Abstract]
Interest on short-term borrowings	$ 13,141	$ 10,921	$ 3,639
Weighted average interest rate (including the margin)	3.24%	3.29%
Available undrawn amount under short-term agreements	192,144
Unused borrowing capacity commitment fees	$ 356